Debt - Face Value of Outstanding Debt (Details) - USD ($)			12 Months Ended
	Aug. 23, 2017	Aug. 22, 2017	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Face value of outstanding debt			$ 3,430,895,000	$ 3,309,248,000
Capital lease obligations			21,235,000	31,190,000
Face value of total debt outstanding			3,488,033,000	3,478,494,000
Less current portion of debt outstanding			(57,138,000)	(169,246,000)
Line of Credit | Term Loan A
Debt Instrument [Line Items]
Face value of outstanding debt			$ 555,750,000	0
Marginal interest rate			2.00%
Line of Credit | Term Loan B
Debt Instrument [Line Items]
Face value of outstanding debt			$ 1,881,048,000	0
Marginal interest rate			2.25%
Line of Credit | 2016 Term Loan A
Debt Instrument [Line Items]
Face value of outstanding debt			$ 0	585,000,000
Marginal interest rate			2.50%
Line of Credit | 2013 Term Loan B
Debt Instrument [Line Items]
Face value of outstanding debt			$ 0	1,420,896,000
Marginal interest rate			3.00%
Line of Credit | Term Loan B Incremental Term Loan Facility
Debt Instrument [Line Items]
Face value of outstanding debt			$ 0	282,354,000
Marginal interest rate			3.50%
Line of Credit | 2013 Term Loan C
Debt Instrument [Line Items]
Face value of outstanding debt			$ 0	49,313,000
Marginal interest rate			3.00%
Line of Credit | Revolver, $400 million
Debt Instrument [Line Items]
Face value of outstanding debt			$ 0	0
Credit facility amount			$ 400,000,000
Marginal interest rate			2.00%
Line of Credit | Revolver, $400 million | LIBOR
Debt Instrument [Line Items]
Marginal interest rate	2.25%	2.50%
Senior Secured Notes | 5.375% senior secured notes due 2023
Debt Instrument [Line Items]
Face value of outstanding debt			$ 530,000,000	530,000,000
Stated interest rate			5.375%
Senior Secured Notes | 5.25% senior secured notes due 2023
Debt Instrument [Line Items]
Face value of outstanding debt			$ 500,000,000	500,000,000
Stated interest rate			5.25%
Mortgage Facility
Debt Instrument [Line Items]
Face value of outstanding debt			$ 0	$ 79,741,000
Stated interest rate			5.80%